Variable Interest Entities (Notes)	12 Months Ended
Dec. 31, 2018
Schedule of Variable Interest Entities [Abstract]
Variable Interest Entity Disclosure [Text Block]
VARIABLE INTEREST ENTITIES
Pratt & Whitney holds a net 61% interest in the International Aero Engines AG (IAE) collaboration with MTU Aero Engines AG (MTU) and Japanese Aero Engines Corporation (JAEC) and a 49.5% ownership interest in IAE. IAE's business purpose is to coordinate the design, development, manufacturing and product support of the V2500 engine program through involvement with the collaborators. Additionally, Pratt & Whitney, JAEC and MTU are participants in International Aero Engines, LLC (IAE LLC), whose business purpose is to coordinate the design, development, manufacturing and product support for the PW1100G-JM engine for the Airbus A320neo aircraft and the PW1400G-JM engine for the Irkut MC21 aircraft. Pratt & Whitney holds a 59% net interest and a 59% ownership interest in IAE LLC. IAE and IAE LLC retain limited equity with the primary economics of the programs passed to the participants. As such, we have determined that IAE and IAE LLC are variable interest entities with Pratt & Whitney the primary beneficiary. IAE and IAE LLC have, therefore, been consolidated. The carrying amounts and classification of assets and liabilities for variable interest entities in our Consolidated Balance Sheet as of December 31, 2018 and 2017 are as follows:

(dollars in millions)	2018	2017
Current assets	$4,732	$3,976
Noncurrent assets	1,600	1,534
Total assets	$6,332	$5,510
Current liabilities	$4,946	$3,601
Noncurrent liabilities	1,898	2,086
Total liabilities	$6,844	$5,687